Franchise Fees And Royalty Income	12 Months Ended
Dec. 31, 2011
Franchise Fees And Royalty Income [Abstract]
Franchise Fees And Royalty Income

(3) Franchise fees and royalty income

Franchise fees and royalty income consisted of the following (in thousands):

	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009
Royalty income	$363,458	332,770	317,692
Initial franchise fees, including renewal income	35,016	27,157	26,328

Total franchise fees and royalty income	$398,474	359,927	344,020

The changes in franchised and company-owned points of distribution were as follows:

	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009
Systemwide Points of Distribution:
Franchised points of distribution in operation—beginning of year	16,162	15,375	14,846
Franchises opened	1,335	1,618	1,601
Franchises closed	(735)	(815)	(1,055)
Net transfers from (to) company-owned points of distribution	1	(16)	(17)

Franchised points of distribution in operation—end of year	16,763	16,162	15,375
Company-owned points of distribution—end of year	31	31	18

Total systemwide points of distribution—end of year	16,794	16,193	15,393